Convertible loans - Narrative (Details) $ in Thousands		3 Months Ended		6 Months Ended
	Apr. 24, 2020 USD ($) borrowingComponent	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Jun. 04, 2021 shares	May 19, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Cash and cash equivalents, minimum quarterly balance		$ 50,000		$ 50,000
Gains (losses) on change in fair value of derivatives		(14,455)	$ (2,053)	(30,310)	$ (23,222)
Convertible loans, derivatives		7,637		7,637		$ 37,947
Convertible loans, short-term		$ 6,573		$ 6,573		6,575
Number of shares authorised (in shares) | shares							5,558,318
Facility Agreement with Deerfield Partners, L.P.
Disclosure of detailed information about borrowings [line items]
Borrowings, maximum borrowing capacity	$ 115,000
Number of borrowing components | borrowingComponent	2
Borrowings, interest rate	5.95%	5.95%		5.95%
Exit fee	2.00%
Cash and cash equivalents, minimum quarterly balance	$ 50,000
Loans received		$ 45,451		$ 45,451
Facility Agreement with Deerfield Partners, L.P. | Residual Loan
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		5.95%		5.95%
Implied effective interest rate				6.70%
Loans received		$ 50,966		$ 50,966		50,854
Disbursement upon completion of IPO
Disclosure of detailed information about borrowings [line items]
Borrowings	65,000							$ 65,000
Gains (losses) on change in fair value of derivatives		(8,860)	(5,512)	(18,378)	(20,780)
Convertible loans, derivatives		4,848		4,848		23,226
Interest expense on borrowings		2,313	2,060	$ 4,532	4,042
Implied effective interest rate				23.00%
Loans received						42,874
Convertible loans, short-term		3,629		$ 3,629		3,631
Disbursement upon completion of IPO | Residual Loan
Disclosure of detailed information about borrowings [line items]
Interest expense on borrowings		813		1,616
Convertible loans, short-term		2,944		2,944		2,944
Disbursement upon receipt of regulatory approval for ZYNLONTA
Disclosure of detailed information about borrowings [line items]
Borrowings, maximum borrowing capacity	50,000
Borrowings	$ 50,000
Gains (losses) on change in fair value of derivatives		(5,595)	1,012	(11,932)	1,012
Convertible loans, derivatives		$ 2,789		$ 2,789		$ 14,721
Increase (decrease) in credit derivative, fair value			$ (4,263)		1,638
Disbursement upon receipt of regulatory approval for ZYNLONTA | Derivatives
Disclosure of detailed information about borrowings [line items]
Increase (decrease) in credit derivative, fair value					$ 1,816